Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of components of lease expense

The following table presents the components of lease expense:

	Years ended December 31,
	2022	2021

	amounts in thousands
Operating lease cost:
Long-term (fixed)	$812	1,730
Long-term (variable)	2,751	2,352
Short-term	3,680	949
Finance lease costs:
Depreciation of leased assets	31,334	34,500
Interest on lease liabilities	5,365	5,561
Net lease expense	$43,942	45,092

Schedule of remaining weighted average lease term and the weighted average discount rate

The remaining weighted average lease term and the weighted average discount rate were as follows:

	December 31,
	2022	2021
Weighted average remaining lease term (years):
Operating leases	4.3	13.2
Finance leases	26.7	27.6
Weighted average discount rate:
Operating leases	3.3%	3.4%
Finance leases	4.7%	4.7%

Schedule of supplemental combined balance sheet information related to leases

Supplemental combined balance sheet information related to leases is as follows:

	December 31,
	2022	2021

	amounts in thousands
Operating leases:
Operating lease right-of-use assets (1)	$2,669	3,849
Held for sale operating lease right-of-use assets (2)	—	8,684
	$2,669	12,533
Current operating lease liabilities (3)	$634	758
Operating lease liabilities (4)	2,035	3,091
Held for sale operating lease liabilities (5)	—	8,459
Total operating lease liabilities	$2,669	12,308
Finance leases:
Property and equipment, at cost	$469,335	479,586
Accumulated depreciation	(172,826)	(146,971)
Property and equipment, net	$296,509	332,615
Current finance lease liabilities (3)	$4,426	5,058
Finance lease liabilities	107,220	110,929
Total finance lease liabilities	$111,646	115,987
(1)	Included in other assets, net in the combined balance sheet.
(2)	Included in assets held for sale in the combined balance sheet.
(3)	Included in other current liabilities in the combined balance sheet.
(4)	Included in other noncurrent liabilities in the combined balance sheet.
(5)	Included in liabilities related to assets held for sale in the combined balance sheet.

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2022	2021

	amounts in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$688	1,670
Operating cash flows from finance leases	$4,564	5,546
Financing cash flows from finance leases	$5,574	4,985
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$88	120
Finance leases	$441	—

Schedule of future minimum payments of operating leases

	Operating leases	Finance leases

	amounts in thousands
2023	$714	9,601
2024	659	8,871
2025	634	8,902
2026	635	8,895
2027	232	8,895
Thereafter	—	135,425
Total lease payments	2,874	180,589
Less: implied interest	205	68,943
Present value of lease liabilities	$2,669	111,646

Schedule of future minimum payments of finance leases

	Operating leases	Finance leases

	amounts in thousands
2023	$714	9,601
2024	659	8,871
2025	634	8,902
2026	635	8,895
2027	232	8,895
Thereafter	—	135,425
Total lease payments	2,874	180,589
Less: implied interest	205	68,943
Present value of lease liabilities	$2,669	111,646

Schedule of future minimum rentals to be received under noncancelable tenant operating leases

2023	$30,622
2024	32,034
2025	32,531
2026	33,043
2027	31,859
Thereafter	182,225
$342,314